CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Class A common stock subject to possible redemption, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	300,000,000	300,000,000
Common shares, shares issued		34,500,000
Common shares, shares outstanding		34,500,000
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption, par value, (per share)	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)	34,500,000	34,500,000
Redemption value per share	$ 10.031	$ 10.000
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)		$ 0.0001
Common shares, shares authorized		300,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000
Common shares, shares issued	8,625,000	8,625,000
Common shares, shares outstanding	8,625,000	8,625,000